Offsets	Jul. 25, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-288960
Initial Filing Date	Jul. 25, 2025
Fee Offset Claimed	$ 1,164,885.29
Explanation for Claimed Amount	(1) Equals the Maximum Aggregate Offering Price as described in the Registration Statement on Form S-4, file number 333-288960, filed by Liberty Live Holdings, Inc. with the Securities and Exchange Commission on July 25, 2025. (2) Offset pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Liberty Live Holdings, Inc.
Form or Filing Type	S-4
File Number	333-288960
Filing Date	Jul. 25, 2025
Fee Paid with Fee Offset Source	$ 1,164,885.29